Significant Events in the Reporting Period - Schedule of Development in Deferred Tax Assets (Liabilities) (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Development in deferred tax assets/(liabilities)
January 1,	€ (9,623)
Deferred income tax (expense)/income, through profit or loss	640,755
Deferred income tax (expense)/income, through equity	20,098
Foreign exchange translation	661
September 30,	651,891
Classified in the statement of financial position
Deferred tax assets	651,891
Deferred tax liabilities	0	€ 9,623
Total deferred tax assets/(liabilities) at September 30	€ 651,891	€ (9,623)